Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Note 8 - SUBSEQUENT EVENTS

During October, 2013, Asher converted debt principal of $5,800 into 116,000,000 common shares, Fierce Entertainment LLC converted debt principal of $9,170 into 91,705,000 common shares and other convertible debt holders converted debt principal of $2,450 into 245,000,000 common shares.

On October 22, 2013, the Company borrowed $14,000 from SFH Capital LLC. The maturity date of this note is October 22, 2014. This loan bears an interest rate of 12% per annum.

On October 29, 2013, the Company borrowed $4,000 from SFH Capital LLC. The maturity date of this note is October 29, 2014. This loan bears an interest rate of 8% per annum.

On April 10, 2013, the Company borrowed $28,000 from Asher Enterprises. The maturity date of this note is January 15, 2014. This loan bears an interest rate of 8% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. The conversion price is 50% multiplied by the average of the lowest two trading prices for the Common Stock during the twenty trading day period ending on the latest complete trading day prior to the conversion date.

On May 2, 2013, Nancy Louise Jones assigned her $60,562 note to a third party and the Company entered into an amended convertible debt agreement with the third party creditor. The maturity date of this amended note is January 2, 2014. This loan bears an interest rate of 12% per annum. The conversion price is 55% multiplied by the lowest trading price for the Common Stock during the five trading day period ending on the latest complete trading day prior to the conversion date.

On May 9, 2013, the Company borrowed $11,500 from a third party. The maturity date of this note is January 9, 2014. This loan bears an interest rate of 12% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. The conversion price is 55% multiplied by the lowest trading price for the Common Stock during the five trading day period ending on the latest complete trading day prior to the conversion date.

On May 13, 2013 the Company borrowed $27,500 from Asher Enterprises. The maturity date of this note is February 17, 2014. This loan bears an interest rate of 8% per annum. Interest on overdue principal after default accrues at an annual rate of 22%. The conversion price is 50% multiplied by the average of the lowest two trading prices for the Common Stock during the twenty trading day period ending on the latest complete trading day prior to the conversion date.

On May 1, Tal L Kapelner converted 10,000 shares of preferred stock series B into 100,000,000 common shares.

On June 5, 2013, Asher Enterprises exercised the warrants issued on November 2, 2012 for 26,373,626 shares of common stock at $0.000325 per share.

During April, May and June 2013, $61,985 of debts and accrued interests were converted into 545,589,979 common shares.